Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Rental Agreement

The Company has a rental agreement with BXP Shady Grove Lot 7 LLC, beginning in April 2023 and ending in December 2023. The payment term of the license agreement is $1,000 per month. Rent expense for the year ended December 31, 2023 was $12,000 and for the year ended December 31, 2022 was $10,312. The Company has not renewed its lease and has a mailing address at 115 Pullman Crossing Road, Suite 103, Grasonville, Maryland 21638.

Employee Commitments

There are no employee commitments as the Company operates on an at-will employment basis.

License Obligation and Manufacturing Agreements Advaxis

The Company entered into an exclusive license agreement with Advaxis, Inc in September 2018, as amended, pursuant to which it acquired the right to develop and commercialize Advaxis HER2 Construct, the Company’s product candidate and the use of Advaxis HER2 Construct patents. Per the agreement, monthly payments began April 30, 2020, and a total of $1,205,000 has been paid to ADVAXIS towards the License Commencement Payment by December 31, 2020, the grand total of which is $1,550,000. These payments have been recorded as licensing expenses in the accompanying statement of operations. Milestone 3 was updated to a $5,000,000 payment on April 23, 2021. No payments were due or made in 2023. A payment schedule is set for future milestones, as follows:

Milestone		Milestone Payment
1.	OST has secured funding of at least Two Million Three Hundred Thirty-Seven Thousand Five Hundred US Dollars ($2,337,500), in the aggregate (The Funding Milestone) (paid)	License Commencement Payment:
		$1,550,000
2.	The earlier to occur of: (A) OST having secured at least Eight Million US Dollars, in the aggregate or (B) Completion of the first Clinical Trial (with “Completion” meaning that the final patient has enrolled in first Clinical Trial). (paid)	$1,375,000
3.	The earlier to occur of: (A) receipt of Regulatory Approval from the FDA for the First Indication of the first Licensed Product or (B) Initiation of the first Registrational Trial of the first Licensed Product in the Field	$5,000,000
4.	Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars ($20,000,000)	$1,500,000
5.	Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars ($50,000,000) Cumulative Net Sales of all Licensed Products in ex	$5,000,000
6.	Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollars ($100,000,000)	$10,000,000

All milestone payments are non-creditable and non-refundable and shall be due and payable upon the occurrence of the corresponding date or Milestone, regardless of any failure by OST to provide the notice required by Section 6.4a of the licensing agreement. For clarity, each Milestone payment is payable only once. As of December 31, 2020, the first milestone had been achieved. As of January 7, 2021, the License Commencement payment was paid in full. As of May 21, 2021, the second milestone has been completed and paid in full.

On an aggregate basis across all Licensed Products under the licensing agreement and during the Royalty term, OST shall pay quarterly to Advaxis royalties on Net Sales of Licensed Products at a certain percentage rate with respect to all Net Sales in a given Calendar Quarter. No royalties were payable in 2023.

BlinkBio

In July 2020, the Company entered into a Licensing Agreement with BlinkBio, Inc., to utilize their proprietary technology. As of August 2020, the $300,000 License fee was fully paid and recorded in license expense. These payments have been recorded in the Licensing expenses of the accompanying statement of operations. No payments were due or made in 2023. A payment schedule is set for future milestones, is summarized below:

Milestone Bearing Event		Milestone Payment
1.	License Fee to utilize proprietary technology (paid)	$300,000 + $2.4 million Convertible Note
2.	Commencement of a toxicology study commented pursuant to Good Laboratory Practices (per 21 CFR Part 58) such that any resulting positive data would be admissible to applicable Regulatory Authorities to support an IND (commonly referred to as “GLP-Tox”)	$375,000
3.	Completion of a Phase I Clinical Trial	$1,500,000
4.	Completion of a Phase II Clinical Trial	$2,500,000
5.	Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world)	$6,000,000
6.	Regulatory Approval in the first of the United States, within the EU or within the UK	$12,000,000

The Company shall make the cash payments set forth in the table above by wire transfer of immediately available funds, to BlinkBio within thirty (30) days of the occurrence of each milestone set forth with respect to the first Product to attain each such milestone, except that the first Milestone above shall apply with respect to The Company’s first product candidate. During the Royalty Term, the Company will pay BlinkBio a royalty of six percent (6%) on Net Sales on a Product-by-Product and country-by-country basis during the Royalty Term, in a country in which no Valid Claim Covers the manufacture, use, or sale of a Product, the royalty on Net Sales of such Product in such country shall be reduced to three percent (3%). No royalties were due in 2023.

For the avoidance of doubt, each Milestone payment shall be payable only once, and the aggregate amount of Milestone payments payable hereunder shall not exceed $22,375,000. A Milestone may be achieved by the Company or a Commercial Sublicensee.

George Clinical Inc.

In June 2020, the Company entered into a Research Service Agreement with George Clinical Inc., to use their clinical research services for the Company’s study: “An Open Label, Phase 2 Study of Maintenance Therapy with OST-HER2 after Resection of Recurrent Osteosarcoma”. The Agreement budget totals $2,423,928. The total research and development expense recorded in the statement of operations for the years ended December 31, 2023 and 2022 was $921,300 and $928,059, respectively. The remainder is set up to be paid according to the service fee schedule below:

George Clinical Payment Schedule		Payment Amount
1.	Service Fee Advance (paid)	$49,989
2.	Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid)	$193,671
3.	Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date	$47,740
4.	Statistics Fees – 35% on Development of SAP tables	$47,740
5.	Statistics Fees – 30% on Final Analysis	$40,920
6.	Service Fees – Remainder Due	Split monthly over course of Study

George Clinical will track and invoice the Company for the number of task units completed and pass-through costs will be invoiced each month in arrears based on actual costs without mark-up. The PTC Advance Fee will be used to offset final pass-through fees payable. As of December 31, 2023 and 2022, the balance due to George Clinical was $619,421 and $170,990, respectively.

Legal Proceedings

From time to time, the Company may be involved in disputes, including litigation, relating to claims arising out of operations in the normal course of business. Any of these claims could subject the Company to costly legal expenses and, while management generally believes that there will be adequate insurance to cover different liabilities at such time the Company becomes a public company and commences clinical trials, the Company’s future insurance carriers may deny coverage or policy limits may be inadequate to fully satisfy any damage awards or settlements. If this were to happen, the payment of any such awards could have a material adverse effect on the results of operations and financial position. Additionally, any such claims, whether or not successful, could damage the Company’s reputation and business. The Company is currently not a party to any legal proceedings, the adverse outcome of which, in management’s opinion, individually or in the aggregate, could have a material adverse effect on the Company’s results of operations or financial position.